Earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Schedule of Calculation of the Total Diluted Number of Shares

Year ended 31 March	2019	2018	2017
Basic weighted average number of shares (millions)	9,912	9,911	9,938
Dilutive shares from share options (millions)	6	2	27
Dilutive shares from executive share awards (millions)	57	48	29
Diluted weighted average number of shares (millions)	9,975	9,961	9,994
Basic earnings per share	21.8p	20.5p	19.2p
Diluted earnings per share	21.6p	20.4p	19.1p